SHARE CAPITAL - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 USD ($) shares		May 18, 2021 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares			€ 0.07					€ 0.07
Repurchases of shares	$ (3,513)	[1]		$ (1,214)		$ (10,286)	[1]
Deferred share (in gbp per share) | € / shares			€ 1		€ 1
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	651			657
Repurchases of shares	(10)	[1]		(6)		(28)	[1]
Ending balance	$ 641			$ 651		$ 657
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	4,101,239,499			4,151,787,517
Repurchases of shares (in shares) | shares	0			(50,548,018)
Ending balance (in shares) | shares	4,101,239,499			4,101,239,499		4,151,787,517
Beginning balance	$ 345			$ 349
Repurchases of shares	0			(4)
Ending balance	$ 345			$ 345		$ 349
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	3,706,183,836			3,729,407,107
Repurchases of shares (in shares) | shares	(123,290,882)			(23,223,271)
Ending balance (in shares) | shares	3,582,892,954			3,706,183,836		3,729,407,107
Beginning balance	$ 306			$ 308
Repurchases of shares	(10)			(2)
Ending balance	$ 296			$ 306		$ 308
Deferred shares | Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid ordinary shares (in shares) | shares			50,000	50,000	50,000

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the year. (See Note 21)